III. FINANCIAL RISK MANAGEMENT - Financial Assets and Liabilities Which Impact Profit and Loss (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Argentine Peso / U.S. dollar foreign exchange risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Currency exposure / functional currency	$ (134,716)	$ (126,739)
Euro / U.S. dollar foreign exchange risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Currency exposure / functional currency	(203,608)	(42,458)
Saudi Arabian Riyal / US Dollar exchange risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Currency exposure / functional currency	$ (181,931)	$ (74,183)